Trade Payables and Other Current Liabilities	6 Months Ended
Jun. 30, 2020
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Trade Payables and Other Current Liabilities
2.5.13	Trade payables and other current liabilities

	As of June 30,	As of December 31,
(€‘000)	2020	2019
Total trade payables	5 782	6 969

Other current liabilities
Social security	165	482
Payroll accruals and taxes	1 480	1 750
Other current liabilities	1 563	1 016

Total other current liabilities	3 208	3 248

Total Trade payables and other current liabilities	8 989	10 217

Trade payables
The decrease in trade payables for €1.2 million mainly relates to decrease in payables related to process development and clinical operations expenses.
Other current liabilities
As of June 30, 2020, the decrease on social security, payroll accruals and taxes by €0.6 million compared to December 31, 2019 related to timing differences on these accruals.
Other current liabilities increase of €0.5 million is mainly explained by the establishment of an accrual to cover for a €1.0 million reimbursement of R&D tax credit related to an asessment resulting from an audit of fiscal years 2013 and 2014. While management plans to appeal the assessment, currently management has determined that it is probable that reimbursement will be required. This accrual is mainly offset by the recognition of deferred revenue related to the Federal Belgian Institute for Health Insurance Inami (€0.2 million).